Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Of Earnings And Comprehensive Income Loss [Abstract]
Revenue from sales and services	$ 45,304,176	$ 27,722,571
Royalty revenues	1,467,327	1,630,717
Other revenues	38,339	224,516
Total revenues (note 24)	46,809,842	29,577,804
Cost of sales (note 6)	(83,005,929)	(31,416,251)
Gross profit	(36,196,087)	(1,838,447)
Research and development expenses, net of tax credits and grants of $16,227 (2020 - $73,930)	(2,155,332)	(2,870,497)
Selling, general and administrative expenses (note 5)	(88,196,457)	(64,664,389)
Impairment loss related to property, plant and equipment (notes 7 and 9)	(14,211,673)
Impairment loss related to right-of-use assets (notes 8 and 9)	(142,345)
Impairment loss related to goodwill (note 9)	(35,567,246)	(85,548,266)
Loss from operating activities	(176,469,140)	(154,921,599)
Finance income (note 17)	1,091,882	151,219
Finance costs (note 17)	(2,471,281)	(583,707)
Foreign exchange gain (loss)	(5,344,763)	1,883,999
Revaluation of derivatives (note 4 and 14)	10,001,102
Change in fair value of contingent consideration (note 4 (a))		97,208,166
Income (loss) from non-operating activities	3,276,940	98,659,677
Loss before income taxes	(173,192,200)	(56,261,922)
Income tax recovery (expense) (note 19)	4,598,577	(4,601,340)
Net loss	(168,593,623)	(60,863,262)
Other comprehensive income
Unrealized gains on investments (note 21 (a))	192,279	1,320,431
Net change in unrealized foreign currency losses on translation of net investments in foreign operations	(4,805,991)	3,438,879
Total other comprehensive income (loss)	(4,613,712)	4,759,310
Total comprehensive loss	(173,207,335)	(56,103,952)
Net loss attributable to:
Equity holders of the Corporation	(167,146,749)	(60,863,262)
Non-controlling interest	(1,446,874)
Net loss	(168,593,623)	(60,863,262)
Total comprehensive loss attributable to:
Equity holders of the Corporation	(171,461,716)	(56,103,952)
Non-controlling interest	(1,745,619)
Total comprehensive loss	$ (173,207,335)	$ (56,103,952)
Basic and diluted loss per share attributable to the equity holders of the Corporation	$ (1.38)	$ (0.68)
Basic and diluted weighted average number of common shares	121,277,033	89,972,395